Client Name:	Chimera
Client Project Name:	CIM 2019-5 Full File Review
Start - End Dates:	04/2018 - 10/2018
Deal Loan Count:	4
Report Run Date:	11/XX/2019

Conditions Report 2.0

Loans in Report:	4
Loans with Conditions:	2

0 - Total Active Conditions

2 - Total Satisfied Conditions

1 - Credit Review Scope
1 - Category: Insurance
1 - Compliance Review Scope
1 - Category: TILA/RESPA Integrated Disclosure
1 - Total Waived Conditions

1 - Property Valuations Review Scope
1 - Category: Property

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